Stock-Based Compensation - Summary of of RSU Activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares			12 Months Ended
	Oct. 06, 2017	Jan. 04, 2016	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning balance			252,000
Number of Shares, Granted	122,800	189,300	873,481
Number of Shares, Cancelled			(186,000)
Number of Shares, Vested/Released			(86,000)
Number of Shares, Ending balance			853,000
Weighted Average Grant Date Fair Value Per Share, Beginning balance			$ 22.25
Weighted Average Grant Date Fair Value Per Share, Granted			14.51
Weighted Average Grant Date Fair Value Per Share, Cancelled			21.07
Weighted Average Grant Date Fair Value Per Share, Vested/Released			15.86
Weighted Average Grant Date Fair Value Per Share, Ending balance			$ 15.84